SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 154,419	$ 126,126
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	56,026	59,779
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	22,698	30,461
United States [Member]
Segment Reporting Information [Line Items]
Revenue	44,457	22,583
Other countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 31,238	$ 13,303